Related party transactions (Details Narrative) - USD ($)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Repayment amount		$ 526,882
Management rate percentage			5.00%
Scheduled for repayment [Member]
IfrsStatementLineItems [Line Items]
Repayment amount				$ 526,882
YMA DG and Forwell [member]
IfrsStatementLineItems [Line Items]
Owned percentage	80.50%	55.81%	55.81%